Borrowings (Tables)	12 Months Ended
Dec. 31, 2023
Borrowings.
Schedule of external debt classification

	2023	2022
	$’000	$'000
Non-current
Senior Notes	1,930,457	1,920,783
Bank borrowings	1,126,239	985,505
	3,056,696	2,906,288

Current
Senior Notes	26,912	27,060
Bank borrowings	107,110	213,576
Bank overdraft	675	—
Letters of credit	319,454	197,478
	454,151	438,114

Total borrowings	3,510,847	3,344,402

Schedule of reconciliation of debt

	2023	2022	2021
	$’000	$’000	$’000

Opening balance – January 1	3,344,402	2,609,090	2,203,209
Additions through business combination	—	—	6,457
Interest expense (note 11)	362,381	256,208	174,876
Interest paid	(299,029)	(234,567)	(168,285)
Bank loans and bond proceeds received (net of transaction costs)	985,992	1,263,272	1,076,063
Bank loans and bonds repaid	(689,940)	(506,504)	(653,504)
Bank overdraft	612	—	3,208
Other transaction costs	(19,441)	(19,911)	(38,597)
Foreign exchange and other movements	(174,130)	(23,186)	5,663
Closing balance – December 31	3,510,847	3,344,402	2,609,090

Schedule of debt by debt instrument

					2023	2022
	Currency	Maturity date	Interest rate		$’000	$’000
Senior Notes
IHS Holding Limited	US Dollar	2026	5.63%		498,920	497,861
IHS Holding Limited	US Dollar	2028	6.25%		498,635	497,979
IHS Netherlands Holdco B.V.	US Dollar	2027	8.00%		959,814	952,003

Bank borrowings
IHS Holding Term Loan	US Dollar	2025	3.75	% + CAS + 3M SOFR	370,935	368,630
IHS (Nigeria) Limited	Nigerian Naira	2023	12.50	- 18.00%	—	57,448
INT Towers Ltd	Nigerian Naira	2024	2.50	% + 3M NIBOR	—	191,188
INT Towers Ltd	Nigerian Naira	2028	20.00%		186,302	—
IHS Côte d'Ivoire Ltd	CFA Franc	2024	5.00%		6,570	18,854
IHS Côte d'Ivoire Ltd	Euro	2024	3.00	% + 3M EURIBOR	4,841	14,217
IHS Zambia Ltd	US Dollar	2027	5.00	% + CAS + 3M SOFR	81,297	94,596
IHS Brasil - Cessão de Infraestruturas S.A.	Brazilian Real	2031	3.10	% + CDI	252,341	—
IHS Brasil - Cessão de Infraestruturas S.A.	Brazilian Real	2029	3.65	% + CDI	—	68,591
IHS Brasil - Cessão de Infraestruturas S.A.	Brazilian Real	2028	3.05	% + CDI	—	82,928
I-Systems Soluções de Infraestrutura S.A.	Brazilian Real	2030	2.45	- 2.50% + CDI	84,305	38,542
IHS Kuwait Limited	Kuwait Dinar	2029	2.00	% + 3M KIBOR	61,354	66,251
IHS Towers South Africa Proprietary Limited	South African Rand	2029	2.75	% + 3M JIBAR	185,404	197,836

Bank overdraft
IHS Towers South Africa Proprietary Limited	South African Rand	2024	11.50%		675	—

Letters of credit
IHS (Nigeria) Limited	US Dollar	2024	12.00	- 15.55%	98,918	66,047
INT Towers Ltd	US Dollar	2024	12.00	- 15.75%	219,418	128,063
ITNG Limited	US Dollar	2024	15.49%		23	987
Global Independent Connect Limited	US Dollar	2024	13.25	- 15.49%	1,095	1,330
Global Independent Connect Limited	Chinese Yuan	2023	12.05%		—	1,051
					3,510,847	3,344,402